GMO Implementation Fund Investment Strategy - GMO Implementation Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The investment strategies GMO pursues for the Fund are intended to complement the strategies it is pursuing for GMO Benchmark-Free Allocation Fund and other accounts it manages. Accordingly, the Fund is not intended to serve as a standalone investment.GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets in asset classes GMO believes offer the most attractive risk-adjusted returns. GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of asset classes, to determine the asset classes in which the Fund invests and how much the Fund invests in each asset class. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value over a complete market cycle. GMO changes the Fund’s asset class exposures in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time.GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. The Fund is permitted to invest in any asset class (e.g., U.S., non-U.S., and emerging market equity; U.S., non-U.S., and emerging market debt (including asset-backed securities and municipal bonds); real estate; and commodities), strategy (e.g., long/short and event-driven strategies), sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, region, issuer, or currency and companies with similar market capitalizations. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization and, in the case of debt instruments, of any credit quality (including below investment grade securities, commonly referred to as “high yield” or “junk bonds”), maturity and duration. The Fund also may make extensive use of short sales. GMO’s ability to shift investments among asset classes is not subject to any limits.As an alternative to investing directly in securities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives (e.g., selling put options on securities) and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include options, futures, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure of its securities. The Fund may lend its portfolio securities.The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e., the Fund may be leveraged) and, therefore, may be subject to higher risk of loss during those times than if the Fund were not leveraged. In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents.The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.